INCOME TAXES (Details) - Schedule of Components of Income Tax Expense (Benefit) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Schedule of Components of Income Tax Expense (Benefit) [Abstract]
Current			$ 0	$ 0
Deferred			0	0
Total	$ 0	$ 0	$ 0	$ 0